Deferred income Taxes - Schedule of Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax liabilities:
Expected to be settled in more than 12 months	$ (1,920)	$ (4,825)
Deferred tax liabilities, net of assets	(1,920)	(4,825)
Canada [member]
Deferred tax assets:
Expected to be recovered in more than 12 months	1,155	747
Expected to be recovered within 12 months	312	388
Deferred tax liabilities:
Expected to be settled in more than 12 months	(4,181)	(4,606)
Expected to be settled within 12 months	(41)	(40)
Deferred tax liabilities, net of assets	(2,755)	(3,511)
United States [member]
Deferred tax assets:
Expected to be recovered in more than 12 months	7,465	5,753
Expected to be recovered within 12 months	667	718
Deferred tax liabilities:
Expected to be settled in more than 12 months	(6,251)	(6,569)
Expected to be settled within 12 months	(1,046)	(1,216)
Deferred tax liabilities, net of assets	$ 835	$ (1,314)